As filed with the Securities and Exchange Commission on December 22, 2010
1933 Act Registration No. 333-148917
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln VULone2007

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/  / immediately upon filing pursuant to paragraph (b)
/x/ on December 22, 2010 pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(1)
/  / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/  / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 December 22, 2010.

Lincoln Life & Annuity Company of New York:
Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated December 22, 2010
To the Product Prospectuses dated May 1, 2010 for:

Lincoln VULONE2007

This supplement outlines changes to the prospectus for Lincoln VULONE2007 dated May 1, 2010.  These changes described below are applicable to all current policyowners and are not optional.  This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear in the relevant provisions of the prospectus or in the prospectus Glossary.

A. Overview of the changes to the prospectus:

The Surrender Charge shown for a Representative Insured shown in the Surrender Charge disclosure in “Table I: Transaction Fees”, in the Charges and Fees section of the “POLICY SUMMARY” provision has been changed. The Surrender Charge for the male Representative Insured has been changed from “$27.52 per $1000 of specified amount” to “$27.25 per $1000 of specified amount.”

The change noted above has resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2010.  The tables, calculations and the sentences in which these numerical changes occur, including Appendix A, are set out below.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

The prospectus dated May 1, 2010 is being amended as follows (in order of how these respective sections appear in the prospectus):

B. Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

“Table I: Transaction Fees” and its footnotes are deleted in their entirety and replaced by the following “Table I: Transaction Fees”, containing the amended “Charge for a Representative Insured” under the “Surrender Charge” section:

Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge imposed on premiums (Premium Load) (Average of 3.0% of this Charge is used for state and federal tax obligations)	When you pay a premium.	7.0% of each premium payment in policy years 1-20 and 4.0% in policy years 21 and later.1
Surrender Charge*2
For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy.  For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

Maximum Charge		$60.00 per $1,000 of specified amount.
Minimum Charge		$0.00 per $1,000 of specified amount.
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $27.25 per $1,000 of specified amount.
Transfer Fee	Applied to any transfer request in excess of 24 made during any policy year.	$25

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

1 The maximum sales charge imposed on premiums (load) of 7.0% (4.0% in policy years 21 and later) is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0.0% to 4.0%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the policy owner resides.

2 During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy’s Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of you policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

C. Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second paragraph of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the tenth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be; a) $1.86 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $1,860.

D. Changes to “APPENDIX A”

The following replaces in full Appendix A.  The values have changed due to the changes in Charges and Fees described above:

APPENDIX A

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000 (all amounts shown for the end of each policy year in each of the tables below are in dollars):

1)  Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	9,735	25,890	0
10	123,435	1,860	121,575
16	262,577	0	262,577

In the table above, the Surrender Charge at the end of year 1 would be:
a)	$25.89 multiplied by
b)	1,000 ($1,000,000 divided by 1,000), or $25,890.

2) Decrease the Initial Specified Amount by $500,000 from $1,000,000 to $500,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	6,473
5	3,990
11	0

In the table above, the Surrender Charge at the end of year 1 would be:
a)	25.89 multiplied by
b)	250 ($500,000 minus $250,000 ($1,000,000 multiplied by 25%) divided by 1,000), or $6,473.

•
In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount. Therefore, only $250,000 of the requested $500,000 Reduction in the Initial Specified Amount is assessed a Surrender Charge.

3)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
9	94,759	4,680	11,495	16,175	78,584
12	134,021	0	4,305	4,305	129,716
16	198,759	0	0	0	198,759
21	309,685	0	0	0	309,685

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   4.68 multiplied by
  (ii)  1,000 ($1,000,000 divided by 1,000), plus

b)
  (i)   22.99 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $16,175.

•	At the end of year 9, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 12, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 16 and 21, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 7, at attained age 52, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
9	702	8,622	9,324
12	0	3,229	3,229
21	0	0	0

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   4.68 multiplied by
  (ii)  150 ($400,000 minus $250,000 ($1,000,000 multiplied by 25%) divided by 1,000), plus

b)
  (i)   22.99 multiplied by
  (ii)  375 ($500,000 minus $125,000 ($500,000 multiplied by 25%), divided by 1,000), or $9,324.

•
In the table above, Surrender Charges were only imposed on that part of the Reduction in Initial Specified Amount which exceeded 25% of the Initial Specified Amount and on that part of the reduction of the increase in specified amount which exceeded 25% of the increase in specified amount. Therefore, only $375,000 of the $500,000 increase in specified amount being surrendered is assessed a Surrender Charge and only $150,000 of the $400,000 of the Initial Specified Amount being reduced is assessed a Surrender Charge.

•	At the end of year 9, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 12, the Surrender Charge for the Initial Specified Amount would have expired after year 10.
•	At the end of year 21, the Surrender Charge for both the Initial and additional specified amount would have expired after year 17.

PART A

The prospectuses for Lincoln VULone 2007 variable universal life policies, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-148917) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART B

The Statements of Additional Information for Lincoln VULone 2007 variable universal life policies are incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-148917) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART C - OTHER INFORMATION

Item 27. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account(2)

(2) N/A

(3)	(a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. (5)

(4)           (a) Policy Form LN696 NY (8)
(b) Change of Insured Rider - Policy Form LR496 NY(6)
(c) Estate Tax Repeal Rider - Policy Form LR511 NY(9)
(d) No-Lapse Enhancement Rider - Policy Form LR696-07 NY (8)
(e) Overloan Protection Rider - Policy Form LR540 (8)
(f) Premium Reserve Rider - Policy Form LR543 NY (8)
(g) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437
LNY(3)

(5)           (a) Application - Policy Form LFF06321-18 (13)
(b) Addendum to Application - Policy Form LFF06322-18 (13)

(6)       (a) Articles of Incorporation of Lincoln Life & Annuity Company of New
York(1)

(b) Bylaws of Lincoln Life & Annuity Company of New York(1)

(7)           Form of Reinsurance Contracts (8)

(8)           Fund Participation Agreements, and amendments thereto, between Lincoln Life
& Annuity Company of New York and:

(a) AllianceBernstein Variable Products Series Fund, Inc. (10)
(b) American Funds Insurance Series(10)
(c) American Century Investments Variable Portfolios, Inc. (10)
(d) BlackRock Variable Series Funds, Inc. (10)
(e) Delaware VIP Trust(10)
(f) DWS Variable Series II (10)
(g) Fidelity Variable Insurance Products(10)
(h) Franklin Templeton Variable Insurance Products Trust(10)
(i) Lincoln Variable Insurance Products Trust(10)
(j) MFS Variable Insurance Trust(7)
(k) PIMCO Variable Insurance Trust (10)

(9)           (a) Accounting and Financial Administration Services Agreement dated
October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance
Company and Lincoln Life & Annuity Company of New York.(11)

(b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(10)

___________________________________________________________
(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-4 (File No. 333-141768) filed on April 2, 2009.

(8) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(11) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) on November 28, 2007.

(12) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4 (File No. 333-145531) filed on August 26, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File N. 333-148917) filed on April 2, 2009.

Item 27. Directors and Officers of the Depositor

Name                                                                Positions and Offices with Depositor
--------------------------------                                                      ---------------------------------------------------------------
Charles C. Cornelio**	Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***                                                            Director

Lawrence A. Samplatsky****                                              Vice President and Chief Compliance Officer

Dennis R. Glass**                                                                  President, Chief Executive Officer and Director

George W. Henderson, III                                                     Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401

Mark E. Konen*****                                                             Senior Vice President and Director

M. Leanne Lachman                                                                Director
870 United Nations Plaza, #19-E
New York, NY 10017

Louis G. Marcoccia                                                                 Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244

Patrick S. Pittard                                                                      Director
20 Cates Ridge
Atlanta, GA 30327

Robert O. Sheppard*                                                             Second Vice President, Secretary and General Counsel

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
13202

** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is Center Square West Tower, 1500 Market
Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

***** Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (12)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions.  Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                                                             Positions and Offices with Underwriter
------------------------                                                      ---------------------------------------------------------------

Anant Bhalla*                                                            Vice President and Treasurer
Patrick J. Caulfield**                                                 Vice President and Chief Compliance Officer
Joel Schwartz*                                                           Vice President and Director
James Ryan*                                                              Vice President and Director
Keith S. Ryan***                                                      Vice President and Chief Financial Officer
Wilford H. Fuller*                                                      President, Chief Executive Officer and Director
Linda Woodward***                                                Secretary

* Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

** Principal business address is 350 Church Street, Hartford, CT 06103

*** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

**** Principal business address is 100 Madison Street, Suite 1860, Syracuse,
NY 13202

(c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 10 to the Registration Statement (File No.: 333-148917; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 22nd day of December, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ______________________________________
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  ____________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 10 to the Registration Statement on Form N-6 (File No.: 333-148917; 811-08559; CIK: 0001051629) has been signed below on December 22, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                                                       Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                             Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement

 POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-141788; 333-141779; 333-141767; 333-141771; 333-141775; 333-141782; 333-141785; 333-141789; 333-141790; 333-148917; 333-155333; 333-170383
LLANY Separate Account R for Flexible Premium Variable Life: 333-141768; 333-141772; 333-141776; 333-141780; 333-141784; 333-141786; 333-149053
LLANY Separate Account S for Flexible Premium Variable Life: 333-141777; 333-141773; 333-141769
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-141770; 333-141774; 333-141778; 333-141783; 333-141781; 333-141787; 333-159954
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B: 33-77496

Variable Annuity Separate Accounts:
Lincoln Life & Annuity Variable Annuity Account H: 333-141756; 333-141758; 333-141761; 333-141754; 333-141763; 333-141766; 333-147675; 333-148207; 333-147710
Lincoln Life & Annuity Variable Annuity Account L: 333-141755
Lincoln New York Account N for Variable Annuities: 333-141752; 333-141757; 333-141759; 333-141760; 333-141765; 333-141762; 333-145531; 333-148208; 333-147673; 333-147711; 333-149449

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

CAUTION TO THE PRINCIPAL:  Your Power of Attorney is an important document.  As the “principal,” you give the person whom you choose (your “agent”) authority to spend your money and sell or dispose of your property during your lifetime without telling you.  You do not lose your authority to act even though you have given your agent similar authority.  When your agent exercises this authority, he or she must act according to any instructions you have provided or, where there are no specific instructions, in your best interest.  “Important Information for the Agent” at the end of this document describes your agent’s responsibilities.  Your agent can act on your behalf only after signing the Power of Attorney before a notary public.  You can request information from your agent at any time.  If you are revoking a prior Power of Attorney by executing this Power of Attorney, you should provide written notice of the revocation to your prior agent(s) and to the financial institutions where your accounts are located.  You can revoke or terminate your Power of Attorney at any time for any reason as long as you are of sound mind.  If you are no longer of sound mind, a court can remove an agent for acting improperly.  Your agent cannot make health care decisions for you.  You may execute a “Health Care Proxy” to do this.

The law governing Powers of Attorney is contained in the New York General Obligations Law, Article 5, Title 15.  This law is available at a law library, or online through the New York Senate or Assembly websites, www.senate.state.ny.us or www.assembly.state.ny.us.  If there is anything about this document that you do not understand, you should ask a lawyer of your own choosing to explain it to you.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                                   Title

/s/ Dennis R. Glass
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard
_____________________________                                                                             Director
Patrick S. Pittard

IMPORTANT INFORMATION FOR THE AGENT:  When you accept the authority granted under this Power of Attorney, a special legal relationship is created between you and the principal.  This relationship imposes on you legal responsibilities that continue until you resign or the Power of Attorney is terminated or revoked.  You must:

(1)	act according to any instructions from the principal, or, where there are no instructions, in the principal’s best interest;

(2)           avoid conflicts that would impair your ability to act in the principal’s best interest;

(3)	keep the principal’s property separate and distinct from any assets you own or control, unless otherwise permitted by law;

(4)	keep a record or all receipts, payments, and transactions conducted for the principal; and

(5)
disclose your identity as an agent whenever you act for the principal by writing or printing the principal’s name and signing your own name as “agent” in either of the following manner:  (Principal’s Name) by (Your Signature) as Agent, or (Your Signature) as Agent for (Principal’s Name).

You may not use the principal’s assets to benefit yourself or give major gifts to yourself or anyone else unless the principal has specifically granted you that authority in this Power of Attorney or in a Statutory Major Gifts Rider attached to this Power of Attorney.  If you have that authority, you must act according to any instructions of the principal or, where there are no such instructions, in the principal’s best interest.  You may resign by giving written notice to the principal and to any co-agent, successor agent, monitor if one has been named to this document, or the principal’s guardian if one has been appointed.  If there is anything about this document or your responsibilities that you do not understand, you should seek legal advice.

Liability of agent:  The meaning of the authority given to you is defined in New York’s General Obligations Law, Article 5, Title 15.  If it is found that you have violated the law or acted outside the authority granted to you in the Power of Attorney, you may be liable under the law for your violation.

We, Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
____________________________________
Delson R. Campbell

/s/ Kelly D. Clevenger
____________________________________
Kelly D. Clevenger

/s/ Christine S. Frederick
____________________________________
Christine S. Frederick

/s/ Brian A. Kroll
____________________________________
Brian A. Kroll

/s/ John L. Reizian
____________________________________
John L. Reizian

/s/ Lawrence A. Samplatsky
____________________________________
Lawrence A. Samplatsky

/s/ John D. Weber
____________________________________
John D. Weber

Version: December 2010